INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

The following table represents the balances of intangible assets as of December 31, 2022 and 2021

	Estimated life	December 31, 2022	December 31, 2021
Website Domains	Indefinite	$1,308,260	$1,388,260
Website Domains	4 years	424,674	-
Customer relationships	4-6 years	1,638,502	-
Trademarks and Tradenames	10 years	476,010	-
Non-compete agreements	3 years	142,004	-
		3,989,450	1,388,260
Accumulated Amortization - Website domains		(23,834)	-
Accumulated Amortization - Customer Relationships		(78,514)	-
Accumulated Amortization - Trademarks / Tradenames		(11,484)	-
Accumulated Amortization - Non-Compete		(11,000)	-
Net Intangible		$3,864,618	$1,388,260

On January 6, 2021, the Company acquired an additional domain name and related intellectual property for a purchase price of $700,000, which was paid in cash through March 1, 2021 and recognized an as indefinite lived intangible asset. The Company also paid $42,000 as a finders fee. Management evaluated the transaction under ASC 805 and determined it was an asset acquisition, as substantially all of the fair value of assets acquired was concentrated in a group of similar assets, being the domain names and related intellectual property to operate those domains.

On April 13, 2021, the Company sold one its domain sites and related intellectual property for a purchase price of $75,000, with no gain or loss on the disposal.

On August 25, 2021, the Company acquired an additional domain name and related intellectual property for a purchase price of $84,000, recognized an as indefinite lived intangible asset. Management evaluated the transaction under ASC 805 and determined it was an asset acquisition, as substantially all of the fair value of assets acquired was concentrated in a group of similar assets, being the domain names and related intellectual property to operate those domains.

On May 2, 2022 the Company sold one its domain sites and related intellectual property for a purchase price of $45,694, and recognized a loss of $34,306 on the disposal. The Company also paid $7,392 in fees related to the transaction.

On October 13, 2022, the Company closed on its acquisition of the SEO Butler Acquisition. As part of the acquisition, the Company acquired assets related to the websites operated by SEO Butler. Pursuant to the purchase price allocation as further described in Note 4, the Company allocated $512,000, which is to be amortized over the estimated life of the assets ranging from 3-10 years.

On October 14, 2022, the Company closed on its acquisition of the BCP Media Acquisition. As part of the acquisition, the Company acquired assets related to the Proofreading Business. Pursuant to the purchase price allocation as further described in Note 4, the Company allocated $1,443,000, which is to be amortized over the estimated life of the assets ranging from 3-10 years.

On October 25, 2022, the Company closed on its acquisition of the Hoang Acquisition. As part of the acquisition, the Company acquired assets related to Wordpress Plugins. Pursuant to the purchase price allocation as further described in Note 4, the Company allocated $692,000, which is to be amortized over the estimated life of the assets ranging from 3-10 years.

The following is an amortization analysis of the annual amortization of intangible assets on a fiscal year basis as of December 31, 2022:

 Schedule of Future Minimum Annual Lease Commitments Under Operating Leases

For the year ended December 31, Schedule Of Recognized Identified Assets Acquired And Liabilities	Amount
2023	$541,938
2024	541,938
2025	530,937
2026	419,957
2027	185,185
Thereafter	336,403
Total remaining intangibles amortization	2,556,358